Debt - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 16, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Payment of fees related to revolving credit agreement		$ 844	$ 0	$ 22
Borrowings under revolving credit agreement		$ 15,400	$ 0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit agreement, maturity date		Mar. 16, 2028
Payment of fees related to revolving credit agreement		$ 844
Borrowings under revolving credit agreement		$ 15,400
Maximum capacity under revolving credit agreement	$ 600,000
Seasonal discretionary maximum borrowing capacity under revolving credit agreement	500,000
Line of credit facility term		5 years
Revolving Credit Facility [Member] | Swingline Subfacility [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	125,000
Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	10,000
Revolving Credit Facility [Member] | Alternative Currency Sublimit [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	75,000
Revolving Credit Facility [Member] | Mexican Borrowing Sublimit [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	10,000
Revolving Credit Facility [Member] | Prior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	560,000
Repayment under prior revolving credit agreement	$ 235,500
Revolving Credit Facility [Member] | Unused Commitment Fee [Member]
Debt Instrument [Line Items]
Unused commitment fee percentage		0.00125
Revolving Credit Facility [Member] | Maximum [Member] | Unused Commitment Fee [Member]
Debt Instrument [Line Items]
Unused commitment fee percentage		0.00275
Revolving Credit Facility [Member] | Minimum [Member] | Unused Commitment Fee [Member]
Debt Instrument [Line Items]
Unused commitment fee percentage		0.00125
Prime Rate or Term SOFR [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread		0
Prime Rate or Term SOFR [Member] | Revolving Credit Facility [Member] | Additional Variable Interest Rate Spread One [Member]
Debt Instrument [Line Items]
Basis spread		1.00%
Prime Rate or Term SOFR [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread		0.0050
Prime Rate or Term SOFR [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread		0
Federal Funds Effective Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread		0
Federal Funds Effective Rate [Member] | Revolving Credit Facility [Member] | Additional Variable Interest Rate Spread One [Member]
Debt Instrument [Line Items]
Basis spread		0.50%
Federal Funds Effective Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread		0.0050
Federal Funds Effective Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread		0
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread		0.0100
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member] | Additional Variable Interest Rate Spread One [Member]
Debt Instrument [Line Items]
Basis spread		0.10%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread		0.01375
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread		0.0100
Daily Simple SOFR [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread		0.0100
Daily Simple SOFR [Member] | Revolving Credit Facility [Member] | Additional Variable Interest Rate Spread One [Member]
Debt Instrument [Line Items]
Basis spread		0.10%
Daily Simple SOFR [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread		0.01375
Daily Simple SOFR [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread		0.0100